DESCRIPTION OF BUSINESS AND SIGNIFICANT ACCOUNTING POLICIES - Narrative (Details) $ in Millions	6 Months Ended	12 Months Ended
	Sep. 30, 2024 segment	Mar. 31, 2024 USD ($) customer segment region	Mar. 31, 2023 USD ($) customer	Mar. 31, 2022 USD ($) customer
Concentration Risk
Capitalized contract cost		$ 2.7	$ 2.0	$ 1.1
Capitalized Contract Cost, Amortization		0.9	0.5	0.1
Software implementation costs capitalized		5.0	5.6	3.1
Software cost		0.1	0.1	0.1
Advertising expense		2.5	3.2	3.5
Shipping and handling fees		$ 9.7	12.1	11.5
Number of reportable segments | segment	1	1
Number of geographic regions | region		3
Employer contributions		$ 1.4	$ 1.7	$ 1.7
Software Development
Concentration Risk
Estimated useful lives of the assets (years)		10 years
Leasehold Improvements [Member] | Centennial, Colorado
Concentration Risk
Estimated useful lives of the assets (years)		13 years 4 months 24 days		15 years 6 months
Minimum
Concentration Risk
Product warranty term (years)	1 year	1 year
Finite lived assets useful life (years)		2 years
Sales commission, contract term (years)		1 year
Maximum
Concentration Risk
Product warranty term (years)	3 years	3 years
Finite lived assets useful life (years)		4 years
Sales commission, contract term (years)		7 years
Accounts Receivable | Customer Concentration Risk | Customer One
Concentration Risk
Number of customers (customer) | customer		1	1	1
Concentration risk percentage		23.00%	22.00%	21.00%